Debt - Schedule of Debt Recognized At Amortized Cost (Parenthetical) (Details) € in Millions, SFr in Millions, ¥ in Billions		3 Months Ended	6 Months Ended		12 Months Ended
		Mar. 31, 2026	Jun. 30, 2026 EUR (€)	Jun. 30, 2025	Dec. 31, 2025 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 CHF (SFr)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CHF (SFr)
Hermes
Disclosure of detailed information about borrowings [line items]
Percentage of guarantee				95.00%
$500.0 million 7.000% Senior Notes due 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1]					$ 500,000,000			$ 500,000,000
Secured Notes, Interest rate	[1]		7.00%		7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Expiry year	[1]		2029		2029
$720.0 million 9.125% Senior Notes due 2031
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1]					$ 720,000,000			$ 720,000,000
Secured Notes, Interest rate	[1]		9.125%		9.125%	9.125%	9.125%	9.125%	9.125%	9.125%	9.125%
Expiry year	[1]		2031		2031
$1.7 billion 5.875% Senior Notes due 2033
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1]					$ 1,700,000,000			$ 1,700,000,000
Secured Notes, Interest rate	[1]		5.875%		5.875%	5.875%	5.875%	5.875%	5.875%	5.875%	5.875%
Expiry year	[1]		2033		2033
EUR 6.2 Million Loan, Fixed at 0.3%, Due 2026
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[1]		€ 6.2		€ 6.2
Fixed interest rate	[1]		0.30%		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Expiry year	[1]		2026		2026
20.0 million CHF loan, fixed at 0.25% - 2.0%, due 2027.
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | SFr	[1]							SFr 20.0			SFr 20.0
Expiry year	[1]		2027		2027
20.0 million CHF loan, fixed at 0.25% - 2.0%, due 2027. | Minimum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	[1]		0.25%		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
20.0 million CHF loan, fixed at 0.25% - 2.0%, due 2027. | Maximum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	[1]		2.00%		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
SACE Financing
Disclosure of detailed information about borrowings [line items]
Expiry year			12
Percentage of insurance policy to lenders covering of principal and interest of facility amount			100.00%
Viking Kvasir | EUR 20.3 Million Loan, Variable Base Rate Plus 2.4%, Due 2026
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[1],[2]		€ 20.3		€ 20.3
Variable interest rate	[1]		2.40%		2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%
Expiry year	[1]		2026		2026
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1]					$ 102,000,000			$ 102,000,000
Expiry year	[1]		2028		2028
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028 | Minimum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	[1]		5.22%		5.22%	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028 | Maximum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	[1]		5.26%		5.26%	5.26%	5.26%	5.26%	5.26%	5.26%	5.26%
Viking Helgrim | $15.1 Million Loan, Variable Base Rate Plus 2.35%, Due 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1],[3]					$ 15,100,000			$ 15,100,000
Variable interest rate	[1],[3]		2.35%		2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%
Expiry year	[1],[3]		2029		2029
Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn | EUR 153.2 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[1],[2],[3]		€ 153.2		€ 153.2
Variable interest rate	[1]	1.30%			1.30%				1.30%	1.30%	1.30%
Expiry year	[1]	2029	2029
Viking Gymir, Viking Egdir | EUR 53.6 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[1],[2],[3]		€ 53.6		€ 53.6
Variable interest rate	[1]		1.30%		1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Expiry year	[1]	2029			2029
Viking Jupiter | $290.2 Million Financial Liability, Due 2031
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1]					$ 290,200,000			$ 290,200,000
Expiry year	[1]		2031		2031
Viking Neptune | EUR 316.6 Million Loan, Fixed at 1.81%, Due 2034
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[1],[4]		€ 316.6		€ 316.6
Fixed interest rate	[1]		1.81%		1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%
Expiry year	[1]		2034		2034
Viking Saturn | EUR 316.6 Million Loan, Fixed at 1.87%, Due 2035
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[1],[4]		€ 316.6		€ 316.6
Fixed interest rate	[1]		1.87%		1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%
Expiry year	[1]		2035		2035
Viking Vela | $401.0 million loan, fixed at 3.64%, due 2036
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1],[4]					$ 401,000,000			$ 401,000,000
Fixed interest rate	[1]		3.64%		3.64%	3.64%	3.64%	3.64%	3.64%	3.64%	3.64%
Expiry year	[1]		2036		2036
Viking Vesta | $430.5 million loan, fixed at 3.70%, due 2037
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1],[4]					$ 430,500,000			$ 430,500,000
Fixed interest rate	[1]		3.70%		3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%
Expiry year	[1]		2037		2037
Viking Mira | $464.0 million loan, fixed at 3.86%, due 2038
Disclosure of detailed information about borrowings [line items]
Loan and financial liability						$ 464,000			$ 464,000
Fixed interest rate			3.86%		3.86%	3.86%	3.86%	3.86%	3.86%	3.86%	3.86%
Expiry year			2038		2038
Viking Yidun | CNY 2.3 billion financial liability, due 2040
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | ¥	[1]						¥ 2.3			¥ 2.3
Expiry year	[1]		2040		2040
Viking Star, Viking Sea and Viking Sky | $675.0 million 5.000% Senior Secured Notes due 2028
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1]					$ 675,000,000			$ 675,000,000
Secured Notes, Interest rate	[1]		5.00%		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Expiry year	[1]		2028		2028
Viking Venus | $350.0 million 5.625% Senior Secured Notes due 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1]					$ 350,000,000			$ 350,000,000
Secured Notes, Interest rate	[1]		5.625%		5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Expiry year	[1]		2029		2029

[1]	SOFR is Term Secured Overnight Financing Rate and CAS is Credit Adjustment Spread
[2]	USD denominated
[3]	Euler Hermes Aktiengesellschaft (“Hermes”) provides a guarantee equal to 95% of the loan amounts
[4]	SACE SpA (“SACE”) provides an insurance policy to the lenders covering 100% of the principal and interest of facility amounts